Deferred Income Tax - Summary of Movement in Net Deferred Income Tax Liability (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 2,551	$ 2,449
Translation adjustment	41	9
Net expense/(income) for the year	(95)	126
Disposal	(3)	(35)
Movement in deferred tax recognised in the Consolidated Statement of Comprehensive Income	(11)	8
Movement in deferred tax recognised in the Consolidated Statement of Changes in Equity	1	(6)
Ending balance	$ 2,484	$ 2,551